THE LAZARD FUNDS, INC.

Lazard US Equity Concentrated Portfolio

Lazard US Strategic Equity Portfolio

Lazard International Equity Concentrated Portfolio

Lazard International Strategic Equity Portfolio

Lazard Global Strategic Equity Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Equity Blend Portfolio

Lazard Emerging Markets Multi-Asset Portfolio

Lazard Emerging Markets Debt Portfolio

Lazard Global Fixed Income Portfolio

Lazard Global Realty Equity Portfolio

Lazard Global Listed Infrastructure Portfolio

Supplement to Current Prospectus

Lazard US Strategic Equity Portfolio

The following replaces the table in “Summary Section—Lazard US Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.25%	1.35%	.35%
Total Annual Portfolio Operating Expenses	.90%	2.25%	1.00%
Fee Waiver and Expense Reimbursement**	.15%	1.20%	.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	.75%	1.05%	.75%

*	Restated to reflect current management fee.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 0.75%, 1.05% and 0.75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard US Strategic Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$272	$484	$1,094
Open Shares	$107	$588	$1,095	$2,491
R6 Shares	$77	$294	$528	$1,202

Lazard International Equity Concentrated Portfolio

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.44%	7.00%	.44%	**
Total Annual Portfolio Operating Expenses	1.24%	8.05%	1.24%
Fee Waiver and Expense Reimbursement***	.29%	6.80%	.34%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	.95%	1.25%	.90%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 0.95%, 1.25% and 0.90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$365	$653	$1,474
Open Shares	$127	$1,747	$3,270	$6,688
R6 Shares	$92	$365	$648	$1,470
2

Lazard Global Strategic Equity Portfolio

The following replaces the table in “Summary Section—Lazard Global Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.18%	11.52%	1.18%	**
Total Annual Portfolio Operating Expenses	1.93%	12.52%	1.93%
Fee Waiver and Expense Reimbursement***	.93%	11.22%	.98%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	1.00%	1.30%	.95%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.00%, 1.30% and 0.95% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Global Strategic Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$102	$516	$956	$2,178
Open Shares	$132	$2,537	$4,594	$8,527
R6 Shares	$96	$510	$950	$2,174
3

Lazard Emerging Markets Core Equity Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Core Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.20%	1.20%	.20%	*
Total Annual Portfolio Operating Expenses	1.20%	2.45%	1.20%
Fee Waiver and/or Expense Reimbursement**	—	.90%	—
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.55%	1.20%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.25%, 1.55% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Emerging Markets Core Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$93	$576	$1,087	$2,490
Open Shares	$158	$678	$1,224	$2,718
R6 Shares	$87	$571	$1,081	$2,485
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Lazard Developing Markets Equity Portfolio

The following replaces the table in “Summary Section—Lazard Developing Markets Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.18%	.33%	.18%	*
Total Annual Portfolio Operating Expenses	1.18%	1.58%	1.18%
Fee Waiver and Expense Reimbursement*	—	.03%	—
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	1.18%	1.55%	1.18%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.25%, 1.55% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces “Summary Section—Lazard Developing Markets Equity Portfolio—Example” in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$120	$375	$649	$1,432
Open Shares	$158	$496	$858	$1,876
R6 Shares	$120	$375	$649	$1,432
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Lazard Emerging Markets Equity Blend Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.21%	.36%	.21%*
Total Annual Portfolio Operating Expenses	1.21%	1.61%	1.21%
Fee Waiver and/or Expense Reimbursement**	—	.06%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%	1.55%	1.20%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.25%, 1.55% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces in the table in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$123	$384	$665	$1,466
Open Shares	$158	$502	$870	$1,906
R6 Shares	$122	$383	$664	$1,465
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Lazard Emerging Markets Multi-Asset Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Multi-Asset Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.23%	1.82%	.23%	*
Acquired Fund Fees and Expenses	.01%	.01%	.01%	*
Total Annual Portfolio Operating Expenses	1.24%	3.08%	1.24%
Fee Waiver and/or Expense Reimbursement**	—	1.62%	—
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.24%	1.46%	1.24%
*	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2028, to the extent Total Annual Portfolio Operating Expenses exceed 1.30%, 1.45% and 1.25% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.23%, 1.45% and 1.23% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Summary Section—Lazard Emerging Markets Multi-Asset Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$126	$393	$681	$1,500
Open Shares	$149	$462	$797	$1,746
R6 Shares	$126	$393	$681	$1,500
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Lazard Emerging Markets Debt Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Debt Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.18%	.36%	43.13%
Acquired Fund Fees and Expenses	.01%	.01%	.01%
Total Annual Portfolio Operating Expenses	.94%	1.37%	43.89%
Fee Waiver and/or Expense Reimbursement*	—	.21%	42.98%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	.94%	1.16%	.91%
*	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.15% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2019 through May 1, 2028, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

**	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are .93%, 1.15% and .90% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Summary Section—Lazard Emerging Markets Debt Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$96	$300	$520	$1,155
Open Shares	$118	$411	$726	$1,618
R6 Shares	$93	$322	$570	$1,281
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Lazard Global Fixed Income Portfolio

The following replaces the table in “Summary Section—Lazard Global Fixed Income Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%	.50%	.50%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	3.79%	42.03%	3.79%	*
Total Annual Portfolio Operating Expenses	4.29%	42.78%	4.29%
Fee Waiver and/or Expense Reimbursement**	3.59%	41.83%	3.64%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.70%	.95%	.65%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed .70%, .95% and .65% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the management agreement between the Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Global Fixed Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$72	$973	$1,887	$4,230
Open Shares	$97	$5,954	$8,221	$9,520
R6 Shares	$66	$968	$1,883	$4,226
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Lazard Global Realty Equity Portfolio

The following replaces the table in “Summary Section—Lazard Global Realty Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	3.72%	4.42%	3.72%	**
Total Annual Portfolio Operating Expenses	4.52%	5.47%	4.52%
Fee Waiver and Expense Reimbursement***	3.57%	4.22%	3.57%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	.95%	1.25%	.95%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.25% and .95% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Global Realty Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$1,042	$1,996	$4,422
Open Shares	$127	$1,257	$2,376	$5,128
R6 Shares	$97	$1,042	$1,996	$4,422
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The following replaces any contrary information in the first table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid
US Strategic Equity Portfolio	.65%	.47%
International Equity Concentrated Portfolio	.80%	.58%
Global Strategic Equity Portfolio	.75%	.00%
Global Realty Equity Portfolio	.80%	.00%

The following replaces any contrary information in the second table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
US Equity Concentrated Portfolio*	.90%	1.20%	.85%
International Equity Concentrated Portfolio	.95%	1.25%	.90%
International Strategic Equity Portfolio	1.05%	1.35%	1.00%
Global Strategic Equity Portfolio	1.00%	1.30%	.95%
Emerging Markets Equity Portfolio	1.20%	1.50%	1.15%
Emerging Markets Core Equity Portfolio	1.25%	1.55%	1.20%
Developing Markets Equity Portfolio	1.25%	1.55%	1.20%
Emerging Markets Equity Blend Portfolio	1.25%	1.55%	1.20%
Emerging Markets Multi-Asset Portfolio****	1.30%	1.45%	1.25%
Emerging Markets Debt Portfolio*****	.95%	1.15%	.90%
Global Fixed Income Portfolio	.70%	.95%	.65%
Global Realty Equity Portfolio	.95%	1.25%	.95%
Global Listed Infrastructure Portfolio****	1.20%	1.50%	1.15%
*	This agreement will continue in effect until May 1, 2019, and from May 1, 2019 through May 1, 2028, at levels of 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

****	This agreement will continue in effect through May 1, 2028.

*****	This agreement will continue in effect until May 1, 2019, and from May 1, 2019 through May 1, 2028, at levels of 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.
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The following replaces the table in “Lazard Funds Other Performance of the Investment Manager—Global Listed Infrastructure Composite Performance of Other Accounts” in the Prospectus:

GLOBAL LISTED INFRASTRUCTURE COMPOSITE PERFORMANCE OF OTHER ACCOUNTS

Average Annual Total Returns (for the periods ended December 31, 2017)	Inception Date	One Year	Three Years	Five Years	Ten Years	Since Inception
Global Listed Infrastructure Composite	9/1/06****	21.3%	13.2%	16.9%	8.8%	9.4%
MSCI World Core Infrastructure Index (Hedged)*	N/A	15.0%	6.8%	12.2%	6.3%	10.3%
Custom Infrastructure Index (Hedged)**	N/A	14.0%	8.2%	12.9%	4.6%	6.2%
MSCI World Index***	N/A	18.5%	9.7%	13.3%	5.6%	6.2%

Annual Total Returns for the Year Ended December 31,	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
Global Listed Infrastructure Composite	-31.5%	21.4%	9.8%	-1.7%	17.8%	27.5%	18.3%	9.5%	9.2%	21.3%
MSCI World Core Infrastructure Index (Hedged)*	-27.6%	14.5%	6.6%	5.8%	10.8%	19.3%	22.1%	-5.6%	12.3%	15.0%
Custom Infrastructure Index (Hedged)**	-34.7%	13.4%	4.1%	-.7%	12.4%	19.9%	20.5%	-.6%	11.8%	14.0%
MSCI World Index***	-38.7%	25.7%	10.0%	-5.5%	15.7%	28.9%	9.8%	2.1%	9.0%	18.5%
*	The MSCI World Core Infrastructure Index (Hedged) is designed to represent the performance of listed companies within 23 developed market countries that are engaged in core industrial infrastructure activities.
**	The Custom Infrastructure Index (Hedged) is an index created by the Portfolio’s Investment Manager, which is the performance of the UBS Global 50/50 Infrastructure & Utilities® Index (Hedged) for all periods through March 31, 2015, when the index ceased to be published, and the FTSE Developed Core Infrastructure 50/50® Index (Hedged) for all periods thereafter. The UBS Global 50/50 Infrastructure & Utilities Index (Hedged) tracks a 50% exposure to the global developed-market utilities sector and a 50% exposure to the global developed-market infrastructure sector. The FTSE Developed Core Infrastructure 50/50 Index (Hedged) tracks a 50% exposure to the global developed market utilities sector and a 50% exposure to the global developed market Infrastructure sector.
***	The MSCI World Index is a market capitalization-weighted index of companies representative of the market structure of 23 developed market countries in North America, Europe and the Asia/Pacific region.
****	Inception date of the oldest Other Account in the Global Listed Infrastructure Composite.

The year to date total return of the Global Listed Infrastructure Composite as of March 31, 2018 was -5.91%.

Dated: July 12, 2018

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